S000010348 [Member] Expense Example - AB California Portfolio	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 374
Expense Example, with Redemption, 3 Years	537
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,224
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253	[1]
Expense Example, with Redemption, 3 Years	478
Expense Example, with Redemption, 5 Years	827
Expense Example, with Redemption, 10 Years	1,608
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	165
Expense Example, with Redemption, 5 Years	289
Expense Example, with Redemption, 10 Years	$ 651

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.